Report for the Calendar Year of Quarter Ended: June 30,
2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 August 10, 2000

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:  $111,489


List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           y                001957109     1853    58600 SH       SOLE                    58600
AT&T Wireless Group            y                001957406      605    21700 SH       SOLE                    21700
Abbott Laboratories            y                002824100      633    14200 SH       SOLE                    14200
Agilent Technologies           y                00846u101      572     7759 SH       SOLE                     7759
Amer. Home Products            y                026609107      247     4200 SH       SOLE                     4200
American International Group   y                026874107     2980    25360 SH       SOLE                    25360
American Standard              y                029712106      945    23050 SH       SOLE                    23050
Anheuser Busch                 y                035229103      239     3200 SH       SOLE                     3200
BP Amoco                       y                055622104      402     7100 SH       SOLE                     7100
Bausch & Lomb                  y                071707103     1621    20950 SH       SOLE                    20950
Baxter International           y                071813109      339     4826 SH       SOLE                     4826
Berkshire Hathaway             y                084670108      538       10 SH       SOLE                       10
Bristol-Myers Squibb           y                110122108     3798    65208 SH       SOLE                    65208
CVS                            y                126650100     1378    34450 SH       SOLE                    34450
Chevron Corp.                  y                166751107      445     5244 SH       SOLE                     5244
Cisco Systems                  y                17275R102      362     5700 SH       SOLE                     5700
Citigroup                      y                171196108     9784   162389 SH       SOLE                   162389
Coca-Cola                      y                191216100     1028    17900 SH       SOLE                    17900
Conoco 'A'                     y                208251306     1250    56800 SH       SOLE                    56800
Corning                        y                219350105     6652    24650 SH       SOLE                    24650
Crompton                       y                12562c108      124    10100 SH       SOLE                    10100
Disney                         y                254687106     2552    65741 SH       SOLE                    65741
Du Pont                        y                263534109      348     7951 SH       SOLE                     7951
Duckwall-Alco Stores           y                264142100      127    15400 SH       SOLE                    15400
Eastman Kodak                  y                277461109     2106    35400 SH       SOLE                    35400
Exxon Mobil                    y                30231g102     1226    15620 SH       SOLE                    15620
Federated Dept. Stores         y                31410H101      783    23200 SH       SOLE                    23200
Fortune Brands                 y                349631101      851    36900 SH       SOLE                    36900
GenCorp                        y                368682100      126    15800 SH       SOLE                    15800
General Electric               y                369604103    13898   262225 SH       SOLE                   262225
Gillette                       y                375766102      835    23900 SH       SOLE                    23900
Hewlett-Packard                y                428236103     2546    20385 SH       SOLE                    20385
Household International        y                441815107     1362    32770 SH       SOLE                    32770
Intel                          y                458140100     4471    33440 SH       SOLE                    33440
International Business Machine y                459200101     6841    62438 SH       SOLE                    62438
Interpublic Group              y                460690100     2279    53000 SH       SOLE                    53000
Johnson & Johnson              y                478160104     1559    15300 SH       SOLE                    15300
Kimberly-Clark                 y                494368103      212     3700 SH       SOLE                     3700
Kinder Morgan Energy Partners  y                494550106      449    11250 SH       SOLE                    11250
Lazare Kaplan                  y                521078105      305    37575 SH       SOLE                    37575
Lockheed Martin                y                539830109      236     9500 SH       SOLE                     9500
Loral Space                    y                G56462107      325    46850 SH       SOLE                    46850
Lucent Technologies            y                549463107     1023    17259 SH       SOLE                    17259
MediaOne Group                 y                912889201     1429    21450 SH       SOLE                    21450
Merck                          y                589331107     4181    54564 SH       SOLE                    54564
Microsoft Corp.                y                594918104     1546    19325 SH       SOLE                    19325
Motorola                       y                620076109     1286    44250 SH       SOLE                    44250
Nestle                         y                641069406     2299    22900 SH       SOLE                    22900
Network Computing Devices      y                64120N100       15    12000 SH       SOLE                    12000
Pepsi Bottling                 y                713409100      403    13800 SH       SOLE                    13800
Pfizer                         y                717081103      518    10800 SH       SOLE                    10800
Philip Morris                  y                718154107      301    11350 SH       SOLE                    11350
Pitney Bowes                   y                724479100      264     6600 SH       SOLE                     6600
Procter & Gamble               y                742718109      899    15700 SH       SOLE                    15700
Royal Dutch                    y                780257804      289     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504     3312    69720 SH       SOLE                    69720
Safeway Inc.                   y                786514208      513    11400 SH       SOLE                    11400
Schlumberger                   y                806857108      224     3000 SH       SOLE                     3000
Texas Instruments              y                882508104      330     4800 SH       SOLE                     4800
Time Warner                    y                887315109     4112    54100 SH       SOLE                    54100
Toronto Dominion               y                891160509     3136   129000 SH       SOLE                   129000
U.S. Bancorp                   y                902973106      473    24550 SH       SOLE                    24550
U.S. Industries                y                912080108      469    38650 SH       SOLE                    38650
United Technologies            y                913017109      294     5000 SH       SOLE                     5000
Walgreen                       y                931422109     1545    48000 SH       SOLE                    48000
Wiley John & Sons Inc. Cl. A   y                968223206      360    16000 SH       SOLE                    16000
Worldcom                       y                55268b106     2111    46011 SH       SOLE                    46011
Xerox                          y                               926    44650 SH       SOLE                    44650